Investment Property (Details 1) € in Thousands, ₪ in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 BRL (R$)
Northern Europe [Member]
Disclosure of detailed information about investment property [line items]
Average cap rates		5.40%	5.40%	5.40%	5.50%	5.50%	5.50%
Monthly average market rent per square meters			€ 26			€ 26
Central and Eastern Europe [Member]
Disclosure of detailed information about investment property [line items]
Average cap rates	[1]	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Monthly average market rent per square meters	[1]		€ 13			€ 13
Israel [Member]
Disclosure of detailed information about investment property [line items]
Average cap rates		6.90%	6.90%	6.90%	7.00%	7.00%	7.00%
Monthly average market rent per square meters | ₪		₪ 136			₪ 133
Brazil [Member]
Disclosure of detailed information about investment property [line items]
Average cap rates		7.90%	7.90%	7.90%	8.50%	8.50%	8.50%
Monthly average market rent per square meters | R$				R$ 92			R$ 96

[1]	Market rent, as customary in these markets, excludes management fees.